Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Crystal Strategy Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Crystal Strategy Absolute Return Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide positive (absolute) return over full market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” on page 57 of the Fund’s prospectus and “Purchase, Exchange and Redemption of Shares” on page 44 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period December 30, 2013 (inception) through September 30, 2014, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	159.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to provide positive (absolute) returns over full market cycles.

To achieve its objective, the Fund may take long and short positions across many different asset classes. The Fund may invest in both traditional asset classes, such as Domestic Equity, International Equity (up to 50%) and Fixed Income, as well as non-traditional asset classes, such as Absolute Return, Real Assets and Private Equity.

The Fund may use borrowing strategies for the purposes of having short exposure within the Fund or to increase the overall market (notional) exposure. Under normal circumstances, the Fund may utilize leverage to create an effective exposure of up to 150% of the Fund's portfolio. The Fund may engage in short sales of securities to hedge existing assets or profit against an anticipated decline in the price of the securities which are sold short. However, in structuring the Fund's long and short positions, the Adviser will, under normal circumstances, seek to maintain a net short bias. The Fund may also allocate to senior loans (classified under the Fixed Income asset class) to obtain income, diversify the Fund or take advantage of favorable risk and reward characteristics.

		Securities held by the Fund may include, but are not limited to, domestic and international equity securities of all types of issuers (including common and preferred stocks of any size market capitalization), fixed income securities of all types of issuers (including corporate bonds, government bonds, foreign bonds and variable/floating rate securities) and all maturities and ratings (including high-yield debt securities), foreign currencies, commodities or in instruments linked to the price of an underlying commodity or commodity index), exchange-traded notes ("ETNs"), repurchase agreements, as well as investment companies such as exchange traded funds ("ETFs") and closed- and open-end mutual funds. However, consistent with the Fund's primary objective of absolute (positive) return, the Adviser will generally seek to provide a balance between long-term capital appreciation and downside protection to conventional equity markets. The Fund may also invest in derivatives such as options, futures, swaps and credit default swaps that the Adviser believes provide a cost-effective way for the Fund to gain exposure to certain securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Adviser will seek to manage the volatility of the Fund to balance the potential risks and rewards that we believe are present at any given time and given market. Over a full market cycle, the Fund aims to produce absolute (positive) returns and grow real purchasing power.

Asset Allocation Risk. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the Fund's asset allocation, this adjustment will increase portfolio turnover and generate transaction costs.

Borrowing Risk. Borrowing creates leverage. It also adds to Fund expenses and at times could cause the Fund to sell securities when it otherwise might not want to.

Concentration Risk – Investment Companies. Any investment company that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the investment company concentrates will have a significant impact on the investment company's performance. While the Fund does not concentrate in a particular industry, it may hold a significant position in an investment company, and there is risk for the Fund with respect to the aggregation of holdings of investment companies. The aggregation of holdings of investment companies may result in the Fund indirectly having significant exposure to a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the Fund's returns. The Fund does not control the investments of the investment companies, and any indirect concentration occurs as a result of the investment companies following their own investment objectives and strategies.

Conflict of Interest Risk. Affiliates of the Adviser may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Adviser's affiliates in the senior loan market may restrict the Fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.

Commodity-Related Subsidiary Tax Risk. Certain investment companies in which the Fund invests may invest in a wholly owned subsidiary of the investment company (the "Subsidiary") that is not registered as an investment company under the 1940 Act, and therefore is not subject to all of the investor protections of the 1940 Act. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income for a regulated investment company ("RIC"), the Fund might not qualify as a RIC. The Fund must remain a RIC to avoid federal income tax at the Fund level.

Commodities-Related Investments Risk. The commodities-linked derivatives instruments in which the Fund invests tend to be more volatile than many other types of securities and may subject the Fund to special risks that do not apply to all derivatives transactions.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Credit Risk. The Fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.

Currency Strategies Risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies. As part of the currency strategies, the Fund will have substantial exposure to the risks of non-U.S. currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the United States or abroad. As a result, the Fund's exposure to foreign currencies could cause lower returns or even losses to the Fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Derivatives Risk. The Fund's use of derivatives (which may include options, futures, swaps and credit default swaps) may reduce the Fund's returns and/or increase volatility. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additional, derivatives are subject to liquidity risk, interest rate risk, market risk, credit risk and management risk.

Emerging Markets Risk. Foreign investment risks are greater in emerging markets than in more developed markets. Investments in emerging markets are often considered speculative.

Exchange-Traded Funds (ETFs) Risk. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The Fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

Fixed Income Risk. Debt securities increase or decrease in value based on changes in interest rates, among other factors. The Fund will be subject to credit risk by investing in distressed securities, such as high-yield, junk bond or lower-rated securities.

Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund's performance.

Foreign Investment Risk. The Fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the United States. Additionally, foreign securities markets generally are smaller and less liquid than U.S. markets. To the extent that the Fund invests in non-U.S. dollar denominated foreign securities, changes in currency exchange rates may affect the U.S. dollar value of foreign securities or the income or gain received on these securities.

Global Tactical Asset Allocation (GTAA) Risk. GTAA is a top-down based investment strategy that attempts to produce favorable risk-adjusted returns by focusing on broad movements and asset allocation in global markets financial markets. The success of the GTAA overlay strategy employed by certain investment companies depends in part on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the Fund may be significant and may substantially exceed the intended level of market exposure for the strategy.

Inflation-Indexed Bond Risk. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting Fund performance. If interest rates rise due to reasons other than inflation, the Fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-U.S. rates of inflation may be higher or lower than those indexed to U.S. inflation rates. The Fund's actual returns could fail to match the real rate of inflation.

Infrastructure-Related Companies Risk. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses and changes in interest rates.

Interest Rate Risk. When interest rates rise, prices of debt securities generally decline. The longer the duration of the Fund's debt securities, the more sensitive it will be to interest rate changes.

Investment Companies Risk. Because the Fund may invest in investment companies, such as ETFs and closed- and open-end mutual funds, the Fund's performance will be directly related to the performance of the investment companies. To the extent that a given investment company underperforms its benchmark or its fund peer group, it may contribute to underperformance by the Fund. In addition, the Fund indirectly pays a portion of the expenses incurred by the investment companies, which lowers performance. To the extent that the Fund's allocations favor investment companies with higher expenses, the overall cost of investing paid by the Fund will be higher.

Leverage Risk. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Management Risk. Incorrect investment decisions and/or timing risk may result in the Fund not being able to deliver on its stated objective.

Maturity Risk. Generally, the longer the time until maturity, the more sensitive the price of a fixed income security is to changes in interest rates. Further, the net asset value ("NAV") of a fund that holds debt securities with a longer average maturity may fluctuate more than the NAV of a fund that holds debt securities with shorter average maturity.

Non-Diversification Risk –Investment Companies. While the Fund is diversified, certain investment companies may be classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the investment company may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the investment company.

Precious Metal-Related Investments Risk. Precious metals, such as gold, silver, platinum and palladium, are included in the Real Estate assets class. Prices of precious metals and minerals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the U.S. stock market as a whole. Precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund's share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Real Estate Securities Risk. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

Security Selection Risk. The securities in the Fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Senior Loans Risk. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the Fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk and prepayment and extension risk.

Short Sale Risk. If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns.

Small Company Risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Stock Market Risk. The Fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Sovereign Debt Risk. A sovereign debtor's willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate. Sovereign debt risks are greater for emerging market issuers.

		Please see "What are the Principal and Non-Principal Risks of Investing in the Fund?" for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk –Investment Companies. While the Fund is diversified, certain investment companies may be classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). This means that the investment company may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the investment company.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The performance table compares the average annual returns of the Fund’s Class A shares to broad-based securities market indices for the periods indicated. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.crystalstrategyfunds.com or by calling 1-855-572-1722.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-572-1722
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.crystalstrategyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (For the Calendar Year ended 12/31/14) – Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter – September 30, 2014 (0.93%) Worst Quarter – June 30, 2014 (1.92%) The Fund's Class A shares calendar year-to-date return as of December 31, 2014 was (10.23%).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I and Class R shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class I and Class R shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.
Crystal Strategy Absolute Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	1.50%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.42%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.59%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	2,815
5 Years	rr_ExpenseExampleYear05	4,659
10 Years	rr_ExpenseExampleYear10	8,377
2014	rr_AnnualReturn2014	(5.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(0.93%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.92%)
1 Year	rr_AverageAnnualReturnYear01	(10.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Crystal Strategy Absolute Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	1.50%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.45%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.87%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	2,883
5 Years	rr_ExpenseExampleYear05	5,148
10 Years	rr_ExpenseExampleYear10	9,287
1 Year	rr_AverageAnnualReturnYear01	(4.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Crystal Strategy Absolute Return Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	1.50%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	22.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	24.48%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(22.40%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	4,369
5 Years	rr_ExpenseExampleYear05	7,227
10 Years	rr_ExpenseExampleYear10	11,049
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Crystal Strategy Absolute Return Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Crystal Strategy Absolute Return Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Crystal Strategy Absolute Return Fund | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Crystal Strategy Absolute Return Fund | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
Crystal Strategy Absolute Return Fund | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013

[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (Load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million.
[2]	(as a percentage of amount redeemed within 60 days of purchase)
[3]	Pursuant to a fee waiver letter agreement (the "Fee Waiver Agreement"), Brinker Capital, Inc. ("Brinker Capital" or the "Adviser") has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.15% of the Fund's average daily net assets. The Fee Waiver Agreement is in effect through January 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Fee Waiver Agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue the Fee Waiver Agreement without the approval by the Fund's Board of Trustees.